Finite-lived Intangible Assets Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 2,518
2016	2,012
2017	908
2018	258
2019	258
Thereafter	1,552
Amortized intangible assets, Net	$ 7,506	$ 11,170